Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment amends the Current Report on Form 8-K that Predictive Oncology Inc. (“Predictive” or the “Company”) filed with the Securities and Exchange Commission on December 1, 2021, concerning the November 24, 2021 completion of the merger of a subsidiary of the Company (the “Merger Sub”), with and into zPredicta, Inc. (“zPredicta”), pursuant to the Agreement and Plan of Merger among the Company, Merger Sub, zPredicta and a representative for certain parties who held interests in zPredicta. This Amendment includes certain historical financial information for zPredicta and certain pro forma financial information for the Company, as described in Item 9.01.
Document Period End Date	Nov. 24, 2021
Entity File Number	001-36790
Entity Registrant Name	Predictive Oncology Inc.
Entity Central Index Key	0001446159
Entity Tax Identification Number	33-1007393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2915 Commers Drive
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Eagan
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55121
City Area Code	(651)
Local Phone Number	389-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	POAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false